Debt Instruments - FV through profit or loss restricted assets (Details) - Debt instruments - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instrument in connection with OTC derivative transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	$ 6,375	$ 5,306
Financial instruments in connection with securities loans transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	1,988	10,729
Financial instruments in connection with securities loans transactions | Financial assets at fair value through profit or loss category | Central Bank, Lender
Financial assets
Financial assets pledged as collateral	1,565	4,655
Financial instruments in connection with securities loans transactions | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets pledged as collateral	17,633	4,998
Financial instruments in connection with securities loans transactions | Financial assets at fair value through other comprehensive income category | Central Bank, Lender
Financial assets
Financial assets pledged as collateral	13,999	13,999
Financial instruments in connection with repurchase agreement transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	87,653	201,477
Financial instruments in connection with repurchase agreement transactions | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets pledged as collateral	$ 103,095	$ 129,240